Nature of Business (Details) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended		168 Months Ended
	Oct. 02, 2023 USD ($) $ / shares shares	Aug. 10, 2023 USD ($)	Jul. 31, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2023 USD ($) item $ / shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Nature of Business [Line Items]
Number of product lines in development | item					2
Issuance of stock				$ 34,151	$ 551
Proceeds from business combination		$ 36,854			36,854	$ 0
Accumulated deficit				212,867	212,867		$ 186,358	$ 136,342	$ 186,358
Proceeds from the issuance of preferred stock					9,189	3,499	13,499	51,900	113,796
Proceeds from exercise of preferred stock warrants					9,630	0		117
Cash proceeds from the exercise of stock options					94	$ 73	94
Cash and cash equivalents				$ 21,383	$ 21,383		$ 9,414	$ 30,301	$ 9,414
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event
Nature of Business [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Purchase agreement period	24 months
Purchase agreement, number of trading days used for measurement of market price	3 days
Purchase agreement, ownership limitation	4.99
Purchase agreement, exchange cap	19.99
Standby Equity Purchase Agreement | Subsequent Event
Nature of Business [Line Items]
Sale of stock, authorized amount	$ 30,000
Purchase agreement, maximum shares allowed, percentage of average daily volume	100
Purchase agreement, number of days used for measurement of average daily trading volume	10 days
Maximum shares of common stock allowed under Purchase Agreement (in shares) | shares	1,000,000
Purchase agreement, sales price, percentage of market price	96
Purchase agreement, sales price, percentage of market price during three consecutive trading days	97
Convertible notes and warrants
Nature of Business [Line Items]
Issuance of stock					$ 44,692
Preferred stock
Nature of Business [Line Items]
Issuance of stock					$ 164,364
Series B-3
Nature of Business [Line Items]
Proceeds from exercise of preferred stock warrants			$ 4,530